Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.38%
Advertising–0.05%
Interpublic Group of Cos., Inc. (The)	25,985	$622,601
Omnicom Group, Inc.	13,440	987,033
		1,609,634
Aerospace & Defense–2.19%
Axon Enterprise, Inc.(b)	5,085	3,815,581
Boeing Co. (The)(b)	51,906	10,761,152
General Dynamics Corp.	17,917	4,989,705
General Electric Co.	74,468	18,312,426
Howmet Aerospace, Inc.	28,039	4,763,546
Huntington Ingalls Industries, Inc.	2,715	605,608
L3Harris Technologies, Inc.	13,031	3,183,994
Lockheed Martin Corp.	14,574	7,030,206
Northrop Grumman Corp.	9,444	4,578,168
RTX Corp.	92,416	12,612,936
Textron, Inc.	12,819	948,990
TransDigm Group, Inc.	3,904	5,732,751
		77,335,063
Agricultural & Farm Machinery–0.25%
Deere & Co.	17,606	8,913,214
Agricultural Products & Services–0.07%
Archer-Daniels-Midland Co.	32,847	1,585,525
Bunge Global S.A.	9,749	761,884
		2,347,409
Air Freight & Logistics–0.29%
C.H. Robinson Worldwide, Inc.	8,062	773,710
Expeditors International of Washington, Inc.	9,725	1,096,299
FedEx Corp.	15,482	3,376,624
United Parcel Service, Inc., Class B	50,781	4,953,179
		10,199,812
Apparel Retail–0.37%
Ross Stores, Inc.	22,916	3,210,302
TJX Cos., Inc. (The)	78,311	9,937,666
		13,147,968
Apparel, Accessories & Luxury Goods–0.12%
lululemon athletica, inc.(b)	7,921	2,508,343
Ralph Lauren Corp.	2,402	664,897
Tapestry, Inc.	14,614	1,147,930
		4,321,170
Application Software–2.67%
Adobe, Inc.(b)	30,203	12,536,963
ANSYS, Inc.(b)	6,003	1,985,912
Autodesk, Inc.(b)	14,928	4,420,479
Cadence Design Systems, Inc.(b)	19,043	5,466,674
Fair Isaac Corp.(b)	1,685	2,908,782
Intuit, Inc.	19,461	14,663,280
Palantir Technologies, Inc., Class A(b)	142,324	18,755,457
PTC, Inc.(b)	8,277	1,393,184
Roper Technologies, Inc.	7,445	4,245,660
Shares		Value
Application Software–(continued)
Salesforce, Inc.	66,567	$17,664,885
Synopsys, Inc.(b)	10,666	4,948,811
Tyler Technologies, Inc.(b)	2,935	1,693,466
Workday, Inc., Class A(b)	14,789	3,663,383
		94,346,936
Asset Management & Custody Banks–1.03%
Ameriprise Financial, Inc.	6,746	3,435,333
Bank of New York Mellon Corp. (The)	50,695	4,492,084
BlackRock, Inc.	10,108	9,904,728
Blackstone, Inc., Class A	50,069	6,947,575
Franklin Resources, Inc.(c)	26,346	570,127
Invesco Ltd.(d)	30,970	447,826
KKR & Co., Inc., Class A	46,956	5,703,276
Northern Trust Corp.	13,852	1,478,563
State Street Corp.	20,515	1,975,184
T. Rowe Price Group, Inc.	15,293	1,431,272
		36,385,968
Automobile Manufacturers–2.07%
Ford Motor Co.(c)	268,218	2,784,103
General Motors Co.	67,450	3,346,194
Tesla, Inc.(b)	193,908	67,181,366
		73,311,663
Automotive Parts & Equipment–0.03%
Aptiv PLC (Jersey)(b)	15,056	1,005,891
Automotive Retail–0.29%
AutoZone, Inc.(b)	1,122	4,188,471
CarMax, Inc.(b)(c)	10,679	688,368
O’Reilly Automotive, Inc.(b)	3,985	5,449,488
		10,326,327
Biotechnology–1.62%
AbbVie, Inc.	122,697	22,835,139
Amgen, Inc.	37,322	10,755,454
Biogen, Inc.(b)	10,006	1,298,679
Gilead Sciences, Inc.	86,531	9,525,332
Incyte Corp.(b)	10,937	711,561
Moderna, Inc.(b)(c)	25,766	684,345
Regeneron Pharmaceuticals, Inc.	7,290	3,574,141
Vertex Pharmaceuticals, Inc.(b)	17,881	7,904,296
		57,288,947
Brewers–0.02%
Molson Coors Beverage Co., Class B	12,021	644,205
Broadcasting–0.05%
Fox Corp., Class A(c)	15,370	844,428
Fox Corp., Class B	9,083	456,693
Paramount Global, Class B	40,690	492,349
		1,793,470
Broadline Retail–3.86%
Amazon.com, Inc.(b)	654,426	134,163,874
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	33,592	$2,457,927
		136,621,801
Building Products–0.56%
A.O. Smith Corp.	8,316	534,802
Allegion PLC	6,020	859,054
Builders FirstSource, Inc.(b)	7,999	861,332
Carrier Global Corp.	56,316	4,009,699
Johnson Controls International PLC	45,891	4,651,971
Lennox International, Inc.	2,226	1,256,466
Masco Corp.	14,933	932,118
Trane Technologies PLC	15,624	6,722,538
		19,827,980
Cable & Satellite–0.33%
Charter Communications, Inc., Class A(b)	6,669	2,642,725
Comcast Corp., Class A	261,686	9,046,485
		11,689,210
Cargo Ground Transportation–0.08%
J.B. Hunt Transport Services, Inc.	5,513	765,480
Old Dominion Freight Line, Inc.	12,954	2,074,842
		2,840,322
Casinos & Gaming–0.07%
Caesars Entertainment, Inc. (Acquired 03/19/2021-06/21/2024; Cost $1,228,740)(b)(e)	14,900	400,512
Las Vegas Sands Corp.	26,499	1,090,699
MGM Resorts International(b)(c)	15,795	499,912
Wynn Resorts Ltd.(c)	6,501	588,600
		2,579,723
Commodity Chemicals–0.07%
Dow, Inc.	48,151	1,335,709
LyondellBasell Industries N.V., Class A	17,239	973,831
		2,309,540
Communications Equipment–0.86%
Arista Networks, Inc.(b)	71,724	6,214,167
Cisco Systems, Inc.	276,765	17,447,266
F5, Inc.(b)	3,989	1,138,381
Juniper Networks, Inc.	25,796	926,850
Motorola Solutions, Inc.	11,604	4,820,070
		30,546,734
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	14,674	972,593
Construction & Engineering–0.10%
Quanta Services, Inc.	10,249	3,510,897
Construction Machinery & Heavy Transportation Equipment– 0.58%
Caterpillar, Inc.	33,160	11,540,675
Cummins, Inc.	9,415	3,026,734
PACCAR, Inc.	36,404	3,416,516
Wabtec Corp.	12,035	2,434,921
		20,418,846
Construction Materials–0.13%
Martin Marietta Materials, Inc.	4,199	2,299,163
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	9,073	$2,404,980
		4,704,143
Consumer Electronics–0.06%
Garmin Ltd.	10,564	2,144,175
Consumer Finance–0.60%
American Express Co.	38,581	11,344,743
Capital One Financial Corp.	44,198	8,360,052
Synchrony Financial	27,152	1,565,313
		21,270,108
Consumer Staples Merchandise Retail–1.91%
Costco Wholesale Corp.	30,764	32,000,097
Dollar General Corp.(c)	15,124	1,470,809
Dollar Tree, Inc.(b)(c)	13,823	1,247,664
Target Corp.	31,782	2,987,826
Walmart, Inc.	301,382	29,752,431
		67,458,827
Copper–0.11%
Freeport-McMoRan, Inc.	99,769	3,839,111
Data Center REITs–0.27%
Digital Realty Trust, Inc.	21,650	3,713,408
Equinix, Inc.	6,699	5,954,205
		9,667,613
Data Processing & Outsourced Services–0.05%
Broadridge Financial Solutions, Inc.	8,017	1,946,768
Distillers & Vintners–0.07%
Brown-Forman Corp., Class B(c)	15,138	504,701
Constellation Brands, Inc., Class A	10,763	1,918,935
		2,423,636
Distributors–0.08%
Genuine Parts Co.	9,590	1,213,327
LKQ Corp.	18,012	728,945
Pool Corp.(c)	2,639	793,257
		2,735,529
Diversified Banks–3.13%
Bank of America Corp.	460,176	20,307,567
Citigroup, Inc.	131,060	9,871,439
Fifth Third Bancorp	46,493	1,775,568
JPMorgan Chase & Co.	193,381	51,052,584
KeyCorp	68,825	1,091,565
PNC Financial Services Group, Inc. (The)	27,550	4,788,465
U.S. Bancorp	108,317	4,721,538
Wells Fargo & Co.	228,040	17,052,831
		110,661,557
Diversified Financial Services–0.11%
Apollo Global Management, Inc.	31,036	4,056,095
Diversified Support Services–0.24%
Cintas Corp.	23,802	5,391,153
Copart, Inc.(b)	60,869	3,133,536
		8,524,689
Drug Retail–0.02%
Walgreens Boots Alliance, Inc.(c)	49,299	554,614
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–1.59%
Alliant Energy Corp.	17,651	$1,098,422
American Electric Power Co., Inc.(c)	37,741	3,905,816
Constellation Energy Corp.	21,716	6,648,354
Duke Energy Corp.	53,635	6,313,912
Edison International	26,596	1,480,067
Entergy Corp.	29,522	2,458,592
Evergy, Inc.	15,830	1,051,270
Eversource Energy	26,440	1,713,577
Exelon Corp.	68,698	3,010,346
FirstEnergy Corp.	35,213	1,476,833
NextEra Energy, Inc.	142,781	10,086,050
NRG Energy, Inc.	14,178	2,210,350
PG&E Corp.	155,444	2,623,895
Pinnacle West Capital Corp.(c)	7,818	713,236
PPL Corp.	50,681	1,761,165
Southern Co. (The)	76,076	6,846,840
Xcel Energy, Inc.(c)	39,871	2,794,957
		56,193,682
Electrical Components & Equipment–0.59%
AMETEK, Inc.	15,906	2,843,038
Eaton Corp. PLC	27,349	8,757,150
Emerson Electric Co.	39,343	4,696,767
Generac Holdings, Inc.(b)	4,173	509,649
Hubbell, Inc.	3,688	1,436,771
Rockwell Automation, Inc.	7,795	2,459,712
		20,703,087
Electronic Components–0.29%
Amphenol Corp., Class A	83,709	7,527,950
Corning, Inc.	52,906	2,623,609
		10,151,559
Electronic Equipment & Instruments–0.16%
Keysight Technologies, Inc.(b)	11,991	1,883,067
Teledyne Technologies, Inc.(b)	3,214	1,603,336
Trimble, Inc.(b)	16,813	1,198,262
Zebra Technologies Corp., Class A(b)	3,554	1,029,843
		5,714,508
Electronic Manufacturing Services–0.13%
Jabil, Inc.	7,761	1,303,926
TE Connectivity PLC (Switzerland)	20,878	3,341,941
		4,645,867
Environmental & Facilities Services–0.35%
Republic Services, Inc.	14,024	3,608,235
Rollins, Inc.	19,336	1,106,986
Veralto Corp.	16,975	1,714,984
Waste Management, Inc.	25,360	6,110,999
		12,541,204
Fertilizers & Agricultural Chemicals–0.15%
CF Industries Holdings, Inc.	12,345	1,119,815
Corteva, Inc.	47,556	3,366,965
Mosaic Co. (The)	22,127	799,670
		5,286,450
Financial Exchanges & Data–1.22%
Cboe Global Markets, Inc.	7,189	1,647,144
CME Group, Inc., Class A	25,021	7,231,069
Shares		Value
Financial Exchanges & Data–(continued)
Coinbase Global, Inc., Class A(b)(c)	14,581	$3,595,966
FactSet Research Systems, Inc.	2,614	1,197,892
Intercontinental Exchange, Inc.	39,866	7,167,907
MarketAxess Holdings, Inc.	2,609	564,614
Moody’s Corp.	10,758	5,156,524
MSCI, Inc.	5,403	3,047,400
Nasdaq, Inc.	28,428	2,374,875
S&P Global, Inc.	21,998	11,281,894
		43,265,285
Food Distributors–0.07%
Sysco Corp.	33,782	2,466,086
Food Retail–0.09%
Kroger Co. (The)	45,618	3,112,516
Footwear–0.17%
Deckers Outdoor Corp.(b)	10,474	1,105,216
NIKE, Inc., Class B	82,537	5,000,917
		6,106,133
Gas Utilities–0.05%
Atmos Energy Corp.	11,486	1,776,654
Gold–0.12%
Newmont Corp.	78,825	4,155,654
Health Care Distributors–0.36%
Cardinal Health, Inc.	16,837	2,600,306
Cencora, Inc.	12,176	3,546,138
Henry Schein, Inc.(b)(c)	8,669	606,744
McKesson Corp.	8,563	6,161,164
		12,914,352
Health Care Equipment–2.27%
Abbott Laboratories	120,427	16,086,639
Baxter International, Inc.	35,084	1,070,062
Becton, Dickinson and Co.	20,069	3,463,709
Boston Scientific Corp.(b)	102,331	10,771,361
DexCom, Inc.(b)	27,491	2,358,728
Edwards Lifesciences Corp.(b)	41,383	3,236,978
GE HealthCare Technologies, Inc.	32,005	2,257,633
Hologic, Inc.(b)	15,956	991,985
IDEXX Laboratories, Inc.(b)	5,654	2,902,537
Insulet Corp.(b)	4,842	1,573,795
Intuitive Surgical, Inc.(b)	24,730	13,659,368
Medtronic PLC	89,045	7,388,954
ResMed, Inc.	10,094	2,470,910
STERIS PLC	6,775	1,661,298
Stryker Corp.	23,826	9,116,781
Zimmer Biomet Holdings, Inc.	13,991	1,289,550
		80,300,288
Health Care Facilities–0.16%
HCA Healthcare, Inc.	12,406	4,731,525
Universal Health Services, Inc., Class B	4,109	782,148
		5,513,673
Health Care REITs–0.28%
Alexandria Real Estate Equities, Inc.	10,652	747,664
Healthpeak Properties, Inc.	48,454	843,584
Ventas, Inc.	30,008	1,928,914
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	41,073	$6,336,743
		9,856,905
Health Care Services–0.42%
Cigna Group (The)	19,204	6,080,754
CVS Health Corp.	87,374	5,595,431
DaVita, Inc.(b)	3,156	430,037
Labcorp Holdings, Inc.	5,768	1,436,059
Quest Diagnostics, Inc.	7,679	1,331,078
		14,873,359
Health Care Supplies–0.07%
Align Technology, Inc.(b)	4,820	872,131
Cooper Cos., Inc. (The)(b)	13,739	938,099
Solventum Corp.(b)	9,513	695,305
		2,505,535
Heavy Electrical Equipment–0.26%
GE Vernova, Inc.	19,139	9,052,364
Home Furnishings–0.01%
Mohawk Industries, Inc.(b)	3,584	360,586
Home Improvement Retail–0.97%
Home Depot, Inc. (The)	68,967	25,399,856
Lowe’s Cos., Inc.	39,389	8,891,279
		34,291,135
Homebuilding–0.20%
D.R. Horton, Inc.	20,158	2,379,854
Lennar Corp., Class A	16,605	1,761,458
NVR, Inc.(b)	212	1,508,577
PulteGroup, Inc.	14,257	1,397,614
		7,047,503
Homefurnishing Retail–0.04%
Williams-Sonoma, Inc.	8,556	1,384,019
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	48,541	751,900
Hotels, Resorts & Cruise Lines–0.94%
Airbnb, Inc., Class A(b)	30,227	3,899,283
Booking Holdings, Inc.	2,304	12,715,615
Carnival Corp.(b)	72,123	1,674,696
Expedia Group, Inc.	8,562	1,427,713
Hilton Worldwide Holdings, Inc.	16,930	4,206,089
Marriott International, Inc., Class A	16,052	4,234,999
Norwegian Cruise Line Holdings Ltd.(b)	34,058	601,124
Royal Caribbean Cruises Ltd.	17,175	4,413,460
		33,172,979
Household Products–1.10%
Church & Dwight Co., Inc.	16,903	1,661,734
Clorox Co. (The)	8,508	1,122,035
Colgate-Palmolive Co.	56,727	5,272,207
Kimberly-Clark Corp.	23,138	3,326,319
Procter & Gamble Co. (The)	162,694	27,640,084
		39,022,379
Human Resource & Employment Services–0.40%
Automatic Data Processing, Inc.	28,291	9,209,569
Shares		Value
Human Resource & Employment Services–(continued)
Dayforce, Inc.(b)(c)	10,871	$642,259
Paychex, Inc.	22,020	3,477,178
Paycom Software, Inc.	3,267	846,447
		14,175,453
Independent Power Producers & Energy Traders–0.12%
AES Corp. (The)	48,928	493,684
Vistra Corp.	23,600	3,789,452
		4,283,136
Industrial Conglomerates–0.45%
3M Co.	37,740	5,598,729
Honeywell International, Inc.	45,148	10,233,697
		15,832,426
Industrial Gases–0.56%
Air Products and Chemicals, Inc.	15,436	4,305,255
Linde PLC	33,024	15,441,362
		19,746,617
Industrial Machinery & Supplies & Components–0.72%
Dover Corp.	9,443	1,678,493
Fortive Corp.	24,067	1,689,263
IDEX Corp.	5,211	942,722
Illinois Tool Works, Inc.	18,560	4,548,685
Ingersoll Rand, Inc.	27,719	2,262,979
Nordson Corp.	3,741	793,055
Otis Worldwide Corp.	27,518	2,623,841
Parker-Hannifin Corp.	8,937	5,940,424
Pentair PLC	11,324	1,123,114
Snap-on, Inc.	3,645	1,169,134
Stanley Black & Decker, Inc.	10,594	693,166
Xylem, Inc.	16,760	2,112,430
		25,577,306
Industrial REITs–0.20%
Prologis, Inc.	64,307	6,983,740
Insurance Brokers–0.67%
Aon PLC, Class A	14,924	5,552,922
Arthur J. Gallagher & Co.	17,453	6,063,870
Brown & Brown, Inc.	16,266	1,836,432
Marsh & McLennan Cos., Inc.	34,100	7,967,806
Willis Towers Watson PLC	6,978	2,208,886
		23,629,916
Integrated Oil & Gas–1.37%
Chevron Corp.	115,960	15,851,732
Exxon Mobil Corp.(f)	300,679	30,759,462
Occidental Petroleum Corp.	48,595	1,981,704
		48,592,898
Integrated Telecommunication Services–0.75%
AT&T, Inc.	498,198	13,849,904
Verizon Communications, Inc.	292,285	12,848,849
		26,698,753
Interactive Home Entertainment–0.14%
Electronic Arts, Inc.	16,517	2,374,814
Take-Two Interactive Software, Inc.(b)	11,767	2,662,637
		5,037,451
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Media & Services–6.36%
Alphabet, Inc., Class A	404,715	$69,505,754
Alphabet, Inc., Class C	327,277	56,569,830
Match Group, Inc.	17,646	528,321
Meta Platforms, Inc., Class A	151,943	98,381,573
		224,985,478
Internet Services & Infrastructure–0.12%
Akamai Technologies, Inc.(b)	10,368	787,242
GoDaddy, Inc., Class A(b)	9,743	1,774,687
VeriSign, Inc.	5,742	1,564,523
		4,126,452
Investment Banking & Brokerage–1.02%
Charles Schwab Corp. (The)	115,584	10,210,691
Goldman Sachs Group, Inc. (The)	21,796	13,087,408
Morgan Stanley	86,131	11,027,352
Raymond James Financial, Inc.	12,733	1,871,496
		36,196,947
IT Consulting & Other Services–1.02%
Accenture PLC, Class A (Ireland)	43,385	13,745,236
Cognizant Technology Solutions Corp., Class A	34,050	2,757,709
EPAM Systems, Inc.(b)	3,895	679,639
Gartner, Inc.(b)	5,294	2,310,407
International Business Machines Corp.	64,200	16,631,652
		36,124,643
Leisure Products–0.02%
Hasbro, Inc.	9,010	601,057
Life & Health Insurance–0.31%
Aflac, Inc.	34,624	3,584,969
Globe Life, Inc.	5,140	626,412
MetLife, Inc.	40,413	3,175,653
Principal Financial Group, Inc.	14,637	1,140,076
Prudential Financial, Inc.	24,526	2,548,006
		11,075,116
Life Sciences Tools & Services–0.82%
Agilent Technologies, Inc.	20,044	2,243,324
Bio-Techne Corp.	10,849	525,092
Charles River Laboratories International, Inc.(b)	3,546	480,944
Danaher Corp.	44,633	8,475,807
IQVIA Holdings, Inc.(b)	11,898	1,669,646
Mettler-Toledo International, Inc.(b)	1,459	1,685,904
Revvity, Inc.(c)	8,495	768,118
Thermo Fisher Scientific, Inc.	26,558	10,698,094
Waters Corp.(b)	4,101	1,432,233
West Pharmaceutical Services, Inc.	4,984	1,050,876
		29,030,038
Managed Health Care–0.87%
Centene Corp.(b)	36,137	2,039,572
Elevance Health, Inc.	16,103	6,180,976
Humana, Inc.	8,271	1,928,218
Molina Healthcare, Inc.(b)	4,050	1,235,412
UnitedHealth Group, Inc.	63,898	19,291,445
		30,675,623
Shares		Value
Metal, Glass & Plastic Containers–0.03%
Ball Corp.	20,853	$1,117,304
Movies & Entertainment–1.52%
Live Nation Entertainment, Inc.(b)	10,758	1,475,890
Netflix, Inc.(b)	29,679	35,829,379
TKO Group Holdings, Inc.	4,682	738,866
Walt Disney Co. (The)	125,738	14,213,424
Warner Bros. Discovery, Inc.(b)	154,137	1,536,746
		53,794,305
Multi-Family Residential REITs–0.22%
AvalonBay Communities, Inc.	9,757	2,017,455
Camden Property Trust	7,335	861,789
Equity Residential	23,437	1,643,871
Essex Property Trust, Inc.	4,439	1,260,232
Mid-America Apartment Communities, Inc.	8,076	1,265,105
UDR, Inc.	20,536	850,807
		7,899,259
Multi-line Insurance–0.10%
American International Group, Inc.	42,363	3,585,604
Multi-Sector Holdings–1.81%
Berkshire Hathaway, Inc., Class B(b)	127,266	64,136,973
Multi-Utilities–0.64%
Ameren Corp.	18,434	1,785,886
CenterPoint Energy, Inc.(c)	48,169	1,793,814
CMS Energy Corp.	20,643	1,449,758
Consolidated Edison, Inc.	23,757	2,482,369
Dominion Energy, Inc.	57,633	3,266,062
DTE Energy Co.	14,222	1,943,436
NiSource, Inc.	32,410	1,281,491
Public Service Enterprise Group, Inc.	34,222	2,773,009
Sempra	43,978	3,456,231
WEC Energy Group, Inc.	21,714	2,332,952
		22,565,008
Office REITs–0.02%
BXP, Inc.	9,948	669,799
Oil & Gas Equipment & Services–0.20%
Baker Hughes Co., Class A	68,245	2,528,477
Halliburton Co.(c)	60,648	1,188,094
Schlumberger N.V.	97,548	3,223,962
		6,940,533
Oil & Gas Exploration & Production–0.69%
APA Corp.(c)	21,997	374,169
ConocoPhillips	89,533	7,641,641
Coterra Energy, Inc.	50,786	1,234,608
Devon Energy Corp.	45,610	1,380,159
Diamondback Energy, Inc.	13,303	1,789,919
EOG Resources, Inc.	39,060	4,240,744
EQT Corp.	40,807	2,249,690
Expand Energy Corp.	14,432	1,675,988
Hess Corp.	18,986	2,509,759
Texas Pacific Land Corp.(c)	1,292	1,439,327
		24,536,004
Oil & Gas Refining & Marketing–0.27%
Marathon Petroleum Corp.	22,210	3,570,035
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66	28,754	$3,263,004
Valero Energy Corp.	22,009	2,838,501
		9,671,540
Oil & Gas Storage & Transportation–0.41%
Kinder Morgan, Inc.	134,201	3,762,996
ONEOK, Inc.	40,561	3,278,951
Targa Resources Corp.	15,050	2,376,847
Williams Cos., Inc. (The)	84,639	5,121,506
		14,540,300
Other Specialized REITs–0.12%
Iron Mountain, Inc.	20,151	1,989,105
VICI Properties, Inc.	72,111	2,286,640
		4,275,745
Other Specialty Retail–0.09%
Tractor Supply Co.(c)	37,060	1,793,704
Ulta Beauty, Inc.(b)	3,028	1,427,581
		3,221,285
Packaged Foods & Meats–0.52%
Conagra Brands, Inc.	32,914	753,401
General Mills, Inc.	38,238	2,074,794
Hershey Co. (The)(c)	10,145	1,630,200
Hormel Foods Corp.	19,985	613,140
J.M. Smucker Co. (The)	7,310	823,179
Kellanova	19,744	1,631,447
Kraft Heinz Co. (The)	60,633	1,620,720
Lamb Weston Holdings, Inc.	9,941	554,509
McCormick & Co., Inc.	17,402	1,265,647
Mondelez International, Inc., Class A	87,406	5,899,031
The Campbell’s Company(c)	13,546	461,106
Tyson Foods, Inc., Class A	19,772	1,110,396
		18,437,570
Paper & Plastic Packaging Products & Materials–0.20%
Amcor PLC	161,437	1,470,691
Avery Dennison Corp.	5,546	985,691
International Paper Co.	37,423	1,789,194
Packaging Corp. of America	6,162	1,190,313
Smurfit WestRock PLC	33,894	1,468,627
		6,904,516
Passenger Airlines–0.15%
Delta Air Lines, Inc.	44,051	2,131,628
Southwest Airlines Co.(c)	41,370	1,380,931
United Airlines Holdings, Inc.(b)	22,729	1,805,705
		5,318,264
Passenger Ground Transportation–0.34%
Uber Technologies, Inc.(b)	145,019	12,204,799
Personal Care Products–0.12%
Estee Lauder Cos., Inc. (The), Class A	16,043	1,073,918
Kenvue, Inc.	131,565	3,140,457
		4,214,375
Pharmaceuticals–2.88%
Bristol-Myers Squibb Co.	140,821	6,798,838
Eli Lilly and Co.	54,708	40,356,450
Johnson & Johnson	167,167	25,945,990
Shares		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	175,639	$13,496,101
Pfizer, Inc.	393,473	9,242,681
Viatris, Inc.	81,976	720,569
Zoetis, Inc.	31,122	5,248,103
		101,808,732
Property & Casualty Insurance–1.08%
Allstate Corp. (The)	18,386	3,858,670
Arch Capital Group Ltd.	25,730	2,445,379
Assurant, Inc.	3,579	726,465
Chubb Ltd.	26,029	7,735,819
Cincinnati Financial Corp.	10,733	1,618,751
Erie Indemnity Co., Class A(c)	1,746	625,958
Hartford Insurance Group, Inc. (The)	20,130	2,613,679
Loews Corp.	12,500	1,116,125
Progressive Corp. (The)	40,674	11,589,243
Travelers Cos., Inc. (The)	15,658	4,316,911
W.R. Berkley Corp.	20,652	1,542,498
		38,189,498
Publishing–0.03%
News Corp., Class A	26,108	737,290
News Corp., Class B	7,877	257,735
		995,025
Rail Transportation–0.49%
CSX Corp.	133,185	4,207,314
Norfolk Southern Corp.	15,533	3,838,515
Union Pacific Corp.	42,094	9,330,556
		17,376,385
Real Estate Services–0.13%
CBRE Group, Inc., Class A(b)	20,692	2,586,914
CoStar Group, Inc.(b)	28,228	2,076,452
		4,663,366
Regional Banks–0.28%
Citizens Financial Group, Inc.	30,797	1,242,659
Huntington Bancshares, Inc.	100,182	1,565,844
M&T Bank Corp.	11,473	2,095,429
Regions Financial Corp.	62,866	1,347,847
Truist Financial Corp.	91,994	3,633,763
		9,885,542
Reinsurance–0.03%
Everest Group Ltd.	2,961	1,028,030
Research & Consulting Services–0.22%
Amentum Holdings, Inc.(b)	527	10,880
Equifax, Inc.	8,499	2,245,351
Jacobs Solutions, Inc.	8,656	1,093,253
Leidos Holdings, Inc.	9,255	1,374,552
Verisk Analytics, Inc.	9,785	3,073,860
		7,797,896
Restaurants–1.06%
Chipotle Mexican Grill, Inc.(b)	94,079	4,711,476
Darden Restaurants, Inc.	8,138	1,743,241
Domino’s Pizza, Inc.	2,401	1,137,642
DoorDash, Inc., Class A(b)	23,915	4,989,865
McDonald’s Corp.	49,757	15,616,234
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Starbucks Corp.	78,702	$6,607,033
Yum! Brands, Inc.	19,315	2,780,201
		37,585,692
Retail REITs–0.26%
Federal Realty Investment Trust	5,140	490,767
Kimco Realty Corp.	50,906	1,082,262
Realty Income Corp.	60,768	3,440,684
Regency Centers Corp.	11,176	806,348
Simon Property Group, Inc.	21,295	3,472,576
		9,292,637
Self-Storage REITs–0.16%
Extra Space Storage, Inc.	14,560	2,200,744
Public Storage	10,821	3,337,305
		5,538,049
Semiconductor Materials & Equipment–0.69%
Applied Materials, Inc.	56,388	8,838,819
Enphase Energy, Inc.(b)	9,266	383,520
KLA Corp.	9,235	6,989,787
Lam Research Corp.	89,571	7,236,441
Teradyne, Inc.	12,224	960,806
		24,409,373
Semiconductors–10.60%
Advanced Micro Devices, Inc.(b)	112,676	12,476,614
Analog Devices, Inc.	34,473	7,376,533
Broadcom, Inc.	325,217	78,725,279
First Solar, Inc.(b)(c)	7,355	1,162,678
Intel Corp.	299,462	5,854,482
Microchip Technology, Inc.	36,856	2,139,122
Micron Technology, Inc.	76,983	7,271,814
Monolithic Power Systems, Inc.	3,350	2,217,365
NVIDIA Corp.	1,699,208	229,613,977
NXP Semiconductors N.V. (Netherlands)	17,500	3,344,775
ON Semiconductor Corp.(b)	29,428	1,236,565
QUALCOMM, Inc.	77,139	11,200,583
Skyworks Solutions, Inc.	10,928	754,360
Texas Instruments, Inc.	63,337	11,581,170
		374,955,317
Single-Family Residential REITs–0.04%
Invitation Homes, Inc.	39,138	1,318,951
Soft Drinks & Non-alcoholic Beverages–1.08%
Coca-Cola Co. (The)	269,191	19,408,671
Keurig Dr Pepper, Inc.	95,881	3,228,313
Monster Beverage Corp.(b)	48,451	3,098,441
PepsiCo, Inc.	95,261	12,522,059
		38,257,484
Specialty Chemicals–0.47%
Albemarle Corp.(c)	8,092	451,210
DuPont de Nemours, Inc.	28,680	1,915,824
Eastman Chemical Co.	7,998	626,803
Ecolab, Inc.	17,398	4,621,257
International Flavors & Fragrances, Inc.	17,651	1,351,361
PPG Industries, Inc.	16,028	1,775,902
Sherwin-Williams Co. (The)	16,088	5,772,535
		16,514,892
Shares		Value
Steel–0.08%
Nucor Corp.	16,305	$1,783,115
Steel Dynamics, Inc.	9,858	1,213,224
		2,996,339
Systems Software–8.26%
CrowdStrike Holdings, Inc., Class A(b)	16,315	7,690,402
Fortinet, Inc.(b)	44,170	4,495,623
Gen Digital, Inc.	37,061	1,055,497
Microsoft Corp.	515,797	237,452,307
Oracle Corp.	111,593	18,471,989
Palo Alto Networks, Inc.(b)	45,444	8,744,334
ServiceNow, Inc.(b)	14,303	14,461,620
		292,371,772
Technology Distributors–0.05%
CDW Corp.	9,177	1,655,164
Technology Hardware, Storage & Peripherals–6.24%
Apple, Inc.	1,042,287	209,343,344
Dell Technologies, Inc., Class C	21,327	2,373,055
Hewlett Packard Enterprise Co.	89,283	1,542,810
HP, Inc.	67,223	1,673,853
NetApp, Inc.	14,122	1,400,338
Seagate Technology Holdings PLC(c)	14,425	1,701,284
Super Micro Computer, Inc.(b)(c)	37,294	1,492,506
Western Digital Corp.(b)	24,003	1,237,355
		220,764,545
Telecom Tower REITs–0.33%
American Tower Corp.	32,445	6,964,319
Crown Castle, Inc.	29,853	2,995,749
SBA Communications Corp., Class A	7,384	1,712,276
		11,672,344
Timber REITs–0.04%
Weyerhaeuser Co.	49,964	1,294,567
Tobacco–0.75%
Altria Group, Inc.	117,211	7,104,159
Philip Morris International, Inc.	107,956	19,495,774
		26,599,933
Trading Companies & Distributors–0.28%
Fastenal Co.	78,678	3,252,549
United Rentals, Inc.	4,574	3,240,130
W.W. Grainger, Inc.	3,149	3,424,726
		9,917,405
Transaction & Payment Processing Services–2.68%
Corpay, Inc.(b)	4,770	1,550,775
Fidelity National Information Services, Inc.	37,479	2,983,703
Fiserv, Inc.(b)	39,550	6,438,345
Global Payments, Inc.	17,479	1,321,587
Jack Henry & Associates, Inc.	5,019	909,292
Mastercard, Inc., Class A	56,299	32,968,694
PayPal Holdings, Inc.(b)	68,835	4,837,724
Visa, Inc., Class A	119,573	43,666,864
		94,676,984
Water Utilities–0.05%
American Water Works Co., Inc.	13,386	1,913,796
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.	33,664	$8,153,421
Total Common Stocks & Other Equity Interests (Cost $1,222,410,166)		3,480,487,222
Money Market Funds–1.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(g)	19,741,430	19,741,430
Invesco Treasury Portfolio, Institutional Class, 4.22%(d)(g)	34,737,822	34,737,822
Total Money Market Funds (Cost $54,479,252)		54,479,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,276,889,418)		3,534,966,474
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 4.29%(d)(g)(h)	10,191,125	$10,191,125
Invesco Private Prime Fund, 4.45%(d)(g)(h)	26,541,247	26,546,555
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,737,680)		36,737,680
TOTAL INVESTMENTS IN SECURITIES–100.96% (Cost $1,313,627,098)		3,571,704,154
OTHER ASSETS LESS LIABILITIES—(0.96)%		(33,862,453)
NET ASSETS–100.00%		$3,537,841,701
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$529,277	$-	$-	$(81,451)	$-	$447,826	$19,201
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,278,577	76,376,081	(80,913,228)	-	-	19,741,430	922,120
Invesco Treasury Portfolio, Institutional Class	43,163,953	141,841,292	(150,267,423)	-	-	34,737,822	1,632,918
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,996,870	165,346,525	(166,152,270)	-	-	10,191,125	430,185*
Invesco Private Prime Fund	28,741,538	355,718,103	(357,906,404)	(1,262)	(5,420)	26,546,555	1,152,143*
Total	$107,710,215	$739,282,001	$(755,239,325)	$(82,713)	$(5,420)	$91,664,758	$4,156,567

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	193	June-2025	$57,089,400	$3,137,462	$3,137,462
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,480,487,222	$—	$—	$3,480,487,222
Money Market Funds	54,479,252	36,737,680	—	91,216,932
Total Investments in Securities	3,534,966,474	36,737,680	—	3,571,704,154
Other Investments - Assets*
Futures Contracts	3,137,462	—	—	3,137,462
Total Investments	$3,538,103,936	$36,737,680	$—	$3,574,841,616

*	Unrealized appreciation.
Invesco S&P 500 Index Fund